Share capital and reserves (Details) - GBP (£)	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	£ 8,689,435	£ 6,252,900
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	3,626,112,922	1,189,577,722
Total	£ 3,626,113	£ 1,189,578
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	4,063,321,418	4,063,321,418
Total	£ 4,063,321	£ 4,063,321